Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Federal depository insurance coverage amount (in Dollars)	$ 250,000
Diluted income per share	16,699,626
Federal depository insurance coverage (in Dollars)			$ 250,000
Payment to sponsor (in Dollars)	$ 10
Initial Public Offering [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Payment to sponsor (in Dollars)	$ 25,000		$ 16,699,626
Class A Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Temporary Equity, Shares Outstanding	1,837,593		32,369,251	32,369,251
Ordinary shares subject to possible redemption			32,369,251	32,369,251